Financing Arrangements - Components Of Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 11, 2018
Debt Instrument [Line Items]
Aggregate maturities	$ 1,371.8	$ 1,323.5
Debt, current portion	19.4	32.6
Total long-term debt, net of current portion, Principal Amount	1,352.4	1,290.9
Unamortized discount and debt issuance cost	16.2	14.5
Debt, excluding current, Unamortized discount and debt issuance cost	0.0	0.0
Total long-term debt, net of current portion, Unamortized Discount And Debt Issuance Cost	16.2	14.5
Total debt	1,355.6	1,309.0
Total long-term debt, current portion	19.4	32.6
Total long-term debt, net of current portion	1,336.2	1,276.4
Capital lease obligations, included in other debt	3.4	17.8
Senior secured term loan due 2026 | Secured Debt
Debt Instrument [Line Items]
Stated interest rate			1.75%
Aggregate maturities	631.0	637.5
Unamortized discount and debt issuance cost	11.2	8.5
Total debt	$ 619.8	$ 629.0
Weighted average interest rate	3.80%	3.27%
5.25% senior notes due 2023 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate	5.25%
Aggregate maturities	$ 600.0	$ 600.0
Unamortized discount and debt issuance cost	5.0	6.0
Total debt	$ 595.0	$ 594.0
Weighted average interest rate	5.25%	5.25%
Other Debt
Debt Instrument [Line Items]
Aggregate maturities	$ 20.7	$ 29.5
Unamortized discount and debt issuance cost	0.0	0.0
Total debt	20.7	29.5
Revolving Credit Facility | Senior secured revolving credit facility due 2022
Debt Instrument [Line Items]
Aggregate maturities	120.1	56.5
Unamortized discount and debt issuance cost	0.0	0.0
Total debt	$ 120.1	$ 56.5
Weighted average interest rate	3.35%	2.77%